WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUES OF WARRANT LIABILITIES MEASURED ON A RECURRING BASIS

For the year ended December 31, 2024, the estimated fair values of the warrant liabilities measured on a recurring basis are as follows:

Year Ended
December 31, 2024
Expected term	1.09 – 2.50 years
Expected average volatility	176 – 271%
Expected dividend yield	0.00%
Risk-free interest rate	1.50 – 5.19%

SUMMARY OF CHANGES IN WARRANT LIABILITIES

The following table summarizes the changes in the warrant liabilities during the year ended December 31, 2024:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant liability as of December 31, 2022	$198,479
Change in fair value of warrant liability	(159,363)
Warrant liability as of December 31, 2023	39,116
Change in fair value of warrant liability	(6,652)
Warrant liability as of December 31, 2024	$32,464